ACCOUNTS RECEIVABLE NET (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS RECEIVABLE, NET (Tables)
Beginning balance	$ 66	$ 80
Bad debt expense (reversal)	23	(14)
Accounts written-off	0	0
Recoveries	0	0
Ending balance	$ 89	$ 66